Business segment information - Adjustment items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business segment information
Operating income	$ 24,822	$ (6,315)	$ 16,257
NET INCOME - TotalEnergies SHARE	16,032	(7,242)	11,267
Adjustments
Business segment information
Operating income	425	(11,434)	(1,124)
NET INCOME - TotalEnergies SHARE	(2,028)	(11,301)	(561)
Adjustments - Inventory valuation effect
Business segment information
Operating income	1,796	(1,440)	446
NET INCOME - TotalEnergies SHARE	1,495	(1,280)	346
Adjustments - Effect of changes in fair value
Business segment information
Operating income	(217)	20	(19)
NET INCOME - TotalEnergies SHARE	(194)	23	(15)
Adjustments - Restructuring charges
Business segment information
Operating income	(86)	(104)	(4)
NET INCOME - TotalEnergies SHARE	(308)	(364)	(58)
Adjustments - Asset impairment charges
Business segment information
Operating income	(759)	(8,952)	(920)
NET INCOME - TotalEnergies SHARE	(910)	(8,465)	(465)
Adjustments - Asset impairment charges | Myanmar
Business segment information
Operating income	(201)
NET INCOME - TotalEnergies SHARE	(305)
Adjustments - Gains (losses) on disposals of assets
Business segment information
Operating income	(170)
NET INCOME - TotalEnergies SHARE	(1,726)	104
Adjustments - Gains (losses) on disposals of assets | PetroCedeno
Business segment information
NET INCOME - TotalEnergies SHARE	(1,379)
Adjustments - Other items
Business segment information
Operating income	(139)	(958)	(627)
NET INCOME - TotalEnergies SHARE	(385)	(1,319)	(369)
Integrated Gas, Renewables and Power
Business segment information
Operating income	3,350	(527)	1,184
Integrated Gas, Renewables and Power | Adjustments
Business segment information
Operating income	(657)	(1,356)	(460)
NET INCOME - TotalEnergies SHARE	(739)	(1,415)	481
Integrated Gas, Renewables and Power | Adjustments - Effect of changes in fair value
Business segment information
Operating income	(217)	20	(19)
NET INCOME - TotalEnergies SHARE	(194)	23	(15)
Integrated Gas, Renewables and Power | Adjustments - Restructuring charges
Business segment information
Operating income	(17)	(39)	(4)
NET INCOME - TotalEnergies SHARE	(17)	(43)	(31)
Integrated Gas, Renewables and Power | Adjustments - Asset impairment charges
Business segment information
Operating income	(342)	(953)	(156)
NET INCOME - TotalEnergies SHARE	(332)	(829)	105
Integrated Gas, Renewables and Power | Adjustments - Other items
Business segment information
Operating income	(81)	(384)	(281)
NET INCOME - TotalEnergies SHARE	(196)	(566)	422
Exploration & Production
Business segment information
Operating income	16,310	(5,514)	10,542
Exploration & Production | Adjustments
Business segment information
Operating income	(605)	(7,830)	(866)
NET INCOME - TotalEnergies SHARE	(2,352)	(7,357)	(940)
Exploration & Production | Adjustments - Restructuring charges
Business segment information
Operating income	(59)	(35)
NET INCOME - TotalEnergies SHARE	(75)	(29)	(5)
Exploration & Production | Adjustments - Asset impairment charges
Business segment information
Operating income	(356)	(7,693)	(721)
NET INCOME - TotalEnergies SHARE	(500)	(7,328)	(530)
Exploration & Production | Adjustments - Gains (losses) on disposals of assets
Business segment information
Operating income	(170)
NET INCOME - TotalEnergies SHARE	(1,726)
Exploration & Production | Adjustments - Other items
Business segment information
Operating income	(20)	(102)	(145)
NET INCOME - TotalEnergies SHARE	(51)		(405)
Refining & Chemicals
Business segment information
Operating income	3,564	(814)	3,342
Refining & Chemicals | Adjustments
Business segment information
Operating income	1,445	(1,858)	356
NET INCOME - TotalEnergies SHARE	1,086	(2,181)	189
Refining & Chemicals | Adjustments - Inventory valuation effect
Business segment information
Operating income	1,481	(1,244)	477
NET INCOME - TotalEnergies SHARE	1,277	(1,160)	369
Refining & Chemicals | Adjustments - Restructuring charges
Business segment information
Operating income	(10)	(30)
NET INCOME - TotalEnergies SHARE	(118)	(292)	(22)
Refining & Chemicals | Adjustments - Asset impairment charges
Business segment information
Operating income	(25)	(306)	(41)
NET INCOME - TotalEnergies SHARE	(42)	(306)	(39)
Refining & Chemicals | Adjustments - Other items
Business segment information
Operating income	(1)	(278)	(80)
NET INCOME - TotalEnergies SHARE	(31)	(423)	(119)
Marketing & Services
Business segment information
Operating income	2,359	1,441	2,052
Marketing & Services | Adjustments
Business segment information
Operating income	242	(330)	(42)
NET INCOME - TotalEnergies SHARE	98	(228)	(106)
Marketing & Services | Adjustments - Inventory valuation effect
Business segment information
Operating income	315	(196)	(31)
NET INCOME - TotalEnergies SHARE	218	(120)	(23)
Marketing & Services | Adjustments - Restructuring charges
Business segment information
NET INCOME - TotalEnergies SHARE	(44)
Marketing & Services | Adjustments - Asset impairment charges
Business segment information
Operating income	(36)		(2)
NET INCOME - TotalEnergies SHARE	(36)	(2)	(1)
Marketing & Services | Adjustments - Other items
Business segment information
Operating income	(37)	(134)	(9)
NET INCOME - TotalEnergies SHARE	(40)	(106)	(82)
Corporate
Business segment information
Operating income	(761)	(901)	(863)
Corporate | Adjustments
Business segment information
Operating income		(60)	(112)
NET INCOME - TotalEnergies SHARE	(121)	(120)	(185)
Corporate | Adjustments - Restructuring charges
Business segment information
NET INCOME - TotalEnergies SHARE	(54)
Corporate | Adjustments - Gains (losses) on disposals of assets
Business segment information
NET INCOME - TotalEnergies SHARE		104
Corporate | Adjustments - Other items
Business segment information
Operating income		(60)	(112)
NET INCOME - TotalEnergies SHARE	$ (67)	$ (224)	$ (185)